UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 3/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       4/2/07


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 35252


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	 COM   		022095103     	479         5450     SH     SOLE      N/A        5450
AMERICAN INTL GRP    	         COM   		026874107    	1314       19547     SH     SOLE      N/A       19547
AMGEN INC                        COM   		031162100    	1546       27675     SH     SOLE      N/A       27675
AT&T				 COM		00206R102	203	    5158     SH     SOLE      N/A        5158
AUTOMATIC DATA     	         COM   		053015103      	431         8900     SH     SOLE      N/A        8900
BANK OF AMERICA CORP             COM   		06605F102    	1438       28189     SH     SOLE      N/A       28189
BP PLC/SPONSORED ADR             COM   		055622104       496         7658     SH     SOLE      N/A        7658
BRISTOL MYERS SQUIBB             COM   		110122108       245         8824     SH     SOLE      N/A        8824
CATERPILLAR INC DEL           	 COM   		149123101       865	   12900     SH     SOLE      N/A	12900
CHEVRONTEXACO CORP.     	 COM   		166764100     	1051       14209     SH     SOLE      N/A       14209
COCA-COLA CO.                    COM   		191216101      	324         6744     SH     SOLE      N/A        6744
COLGATE POLMOLIVE                COM   		194162103       394	    5900     SH     SOLE      N/A        5900
COMMERCE BANCSHRS                COM   		200525103       279	    5785     SH     SOLE      N/A        5785
CONOCO PHILLIPS                  COM   		20825C104       999        14623     SH     SOLE      N/A       14623
DENTSPLY                         COM  		249030107       1015       31000     SH     SOLE      N/A       31000
EXXON MOBIL CORP                 COM  		30231G102       416         5512     SH     SOLE      N/A        5512
GENERAL DYNAMICS              	 COM   		369604103       390         5110     SH     SOLE      N/A        5110
GENERAL ELECTRIC CO.             COM   		369604103       1281       36222     SH     SOLE      N/A       36222
GILEAD SCIENCES               	 COM   		375558103       2844       37100     SH     SOLE      N/A       37100
GLOBAL SANTA FE CORP.		 COM		G3930E101       571         9250     SH     SOLE      N/A        9250
GRANT PRIDECO                 	 COM   		38821G101       1670       33500     SH     SOLE      N/A       33500
INT'L BUSINESS MACHINES          COM   		459200101       1344       14257     SH     SOLE      N/A       14257
JANUS CAPITAL GROUP, INC.        COM   		47102X105       466        22302     SH     SOLE      N/A       22302
JOHNSON & JOHNSON                COM   		478160104       604        10025     SH     SOLE      N/A       10025
L-3 COMM.  HLDGS      	         COM   		502424104       669         7650     SH     SOLE      N/A        7650
LOWE'S COMPANIES              	 COM   		548661107       305         9700     SH     SOLE      N/A        9700
NABORS INDUSTRIES LTD            COM   		G6359F103       487        16400     SH     SOLE      N/A       16400
NORFOLK SOUTHERN		 COM		655844108	238	    4700     SH     SOLE      N/A	 4700
ONEOK INC.                    	 COM   		682680103       873        19400     SH     SOLE      N/A       19400
PEPSICO INC                   	 COM   		713448108       347         5460     SH     SOLE      N/A        5460
PROCTOR & GAMBLE              	 COM   		742718109       882        13965     SH     SOLE      N/A       13965
SCHLUMBERGER, LTD             	 COM  		806857108       1292       18700     SH     SOLE      N/A       18700
SEALED AIR                    	 COM    	81211K100       347        10980     SH     SOLE      N/A       10980
ST. JUDE MEDICAL		 COM		790849103	842	   22400     SH     SOLE      N/A       22400
STRYKER CORP.                    COM		863667101       895	   13500     SH     SOLE      N/A       13500
TEVA PHARM INDUSTRIES ADR        COM    	881624209       1091       29139     SH     SOLE      N/A       29139
THERMO FISHER SCIENCE            COM    	883556102       1868       39950     SH     SOLE      N/A       39950
TRANSOCEAN 			 COM		G90078109       1006       12300     SH     SOLE      N/A       12300
WEATHERFORD INT'L INC            COM    	947074100       3446       76400     SH     SOLE      N/A       76400
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